INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended
	September 30,
	2012	2013	2014
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	(1,434)	7,494	(9,527)

Shares (denominator):
Common stock outstanding	23,382,812	22,905,926	22,743,853
Weighted average common stock outstanding used in computing basic income per share	23,382,812	23,259,127	22,743,853

Add: Share options	-	19,316	-
Weighted average common stock outstanding used in computing diluted income per share	23,382,812	23,278,443	22,743,853

Net income (loss) per share-basic	(0.06)	0.32	(0.42)

Net income (loss) per share-diluted	(0.06)	0.32	(0.42)